Wireless Fund
Investment Objective
• The Wireless Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wireless Fund
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wireless Fund
Management Fees	1.95%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.95%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wireless Fund	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.16% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities.

The Adviser uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

The Adviser may sell a company when the company reaches the Adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, when technological developments change, or when the Adviser determines that management of the company is not enhancing shareholder value.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Small Company Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations.

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-800-595-2877.

For the period January 1, 2012 through June 30, 2012, the total return for the Fund was 6.24%. Best Quarter (6/30/03) +37.72% Worst Quarter (6/30/02) -35.63%
Average Annual Total Returns	1 Year	5 Years	10 Years
Wireless Fund -Comparison Index - NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)	(0.80%)	2.50%	3.74%
Wireless Fund	(14.01%)	(1.20%)	(0.16%)
Wireless Fund Return After Taxes on Distributions	(14.01%)	(1.20%)	(0.16%)
Wireless Fund Return After Taxes on Distributions and Sale of Fund Shares	(9.11%)	(1.02%)	(0.14%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PFS Funds
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Wireless Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The Wireless Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities.

The Adviser uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

The Adviser may sell a company when the company reaches the Adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, when technological developments change, or when the Adviser determines that management of the company is not enhancing shareholder value.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Small Company Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations.

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-800-595-2877.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-2877
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2002	rr_AnnualReturn2002	(43.74%)
Annual Return 2003	rr_AnnualReturn2003	77.88%
Annual Return 2004	rr_AnnualReturn2004	(5.22%)
Annual Return 2005	rr_AnnualReturn2005	9.19%
Annual Return 2006	rr_AnnualReturn2006	26.92%
Annual Return 2007	rr_AnnualReturn2007	31.82%
Annual Return 2008	rr_AnnualReturn2008	(53.45%)
Annual Return 2009	rr_AnnualReturn2009	56.79%
Annual Return 2010	rr_AnnualReturn2010	13.78%
Annual Return 2011	rr_AnnualReturn2011	(14.01%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period January 1, 2012 through June 30, 2012, the total return for the Fund was 6.24%. Best Quarter (6/30/03) +37.72% Worst Quarter (6/30/02) -35.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.63%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Wireless Fund | -Comparison Index - NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Wireless Fund | Wireless Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_AverageAnnualReturnYear01	(14.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Wireless Fund | Wireless Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Wireless Fund | Wireless Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	(0.14%)